Operating Partnership	12 Months Ended
Dec. 31, 2012
Operating Partnership [Abstract]
Operating Partnership
OPERATING PARTNERSHIP

The Company presents the condensed consolidated financial statements of the Operating Partnership since substantially all of the Company’s business is conducted through it and, therefore, it reflects the financial position and performance of the Company’s Properties in absolute terms regardless of the ownership interests of the Company’s common shareholders and the noncontrolling interest in the Operating Partnership.  These statements are provided for informational purposes only and their disclosure is not required.

The condensed consolidated financial statement information for the Operating Partnership is presented as follows:

	December 31,
	2012	2011
ASSETS:
Net investment in real estate assets	$6,328,982	$6,005,670
Other assets	761,243	713,889
Total assets	$7,090,225	$6,719,559
LIABILITIES:
Mortgage and other indebtedness	$4,745,683	$4,489,355
Other liabilities	358,800	303,578
Total liabilities	5,104,483	4,792,933
Redeemable noncontrolling interests	465,596	456,105

Partners’ capital	1,456,650	1,466,241
Noncontrolling interests	63,496	4,280
Total partners’ capital and noncontrolling interests	1,520,146	1,470,521
Total liabilities, redeemable noncontrolling interests, partners’ capital and noncontrolling interests	$7,090,225	$6,719,559

	Year Ended December 31,
	2012	2011	2010
Total revenues	$1,032,677	$1,049,961	$1,043,818
Depreciation and amortization	(265,192)	(270,828)	(279,936)
Other operating expenses	(389,053)	(420,554)	(363,033)
Income from operations	378,432	358,579	400,849
Interest and other income	3,955	2,583	3,909
Interest expense	(244,432)	(267,072)	(281,101)
Gain on extinguishment of debt	265	1,029	—
Gain on investments	45,072	—	888
Gain on sales of real estate assets	2,286	59,396	2,887
Equity in earnings (losses) of unconsolidated affiliates	8,313	6,138	(188)
Income tax benefit (provision)	(1,404)	269	6,417
Income from continuing operations	192,487	160,922	133,661
Operating income (loss) of discontinued operations	(18,906)	24,073	(35,828)
Gain (loss) on discontinued operations	938	(1)	379
Net income	174,519	184,994	98,212
Noncontrolling interest in earnings of other consolidated subsidiaries	(23,652)	(25,217)	(25,001)
Net income attributable to partners of the operating partnership	$150,867	$159,777	$73,211